Short-Term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Schedule of Investments [Line Items]
Short-term investments	¥ 9,085		¥ 43,158		$ 1,245
Recorded investment income	¥ 1,452	$ 199	¥ 1,101	¥ 633
Minimum [Member]
Schedule of Investments [Line Items]
Percentage of expected rate of return	1.65%	1.65%
Maximum [Member]
Schedule of Investments [Line Items]
Percentage of expected rate of return	4.00%	4.00%